Other Liabilities and Deferred Credits (Tables)	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Other liabilities and deferred credits

In millions	December 31,	2019	2018
	Personal injury and other claims provisions (Note 19) (1)	$261	$249
	Contract liabilities (Note 4) (1)	161	—
	Environmental provisions (Note 19) (1)	19	22
	Stock-based compensation liability (Note 17)	16	19
	Deferred credits and other	177	211
	Total other liabilities and deferred credits	$634	$501

(1)
See Note 12 – Accounts payable and other for the related current portion.